Digital Currencies	12 Months Ended
Mar. 31, 2025
Digital Currencies [Abstract]
Digital Currencies [Text Block]

7. Digital Currencies

Digital currencies are recognized at their fair value on the date they are received as revenue from digital currency mining and are revalued to their current market value at each reporting date.

The Company's holdings of digital currencies consist of the following:

	2025	2024

Bitcoin	$180,741	$161,258
Ethereum Classic	6	196
Other currencies	399	191
Total	$181,146	$161,645

The continuity of digital currencies was as follows:

Bitcoin	Amount	Number of coins

Digital currencies, March 31, 2023	$65,772	$2,332
Digital currency mined (non-cash consideration)	111,002	3,123
Digital currency sold	(92,600)	(3,168)
Revaluation adjustment	77,084	-
Digital currencies, March 31, 2024	$161,258	$2,287

Digital currency mined (non-cash consideration)	105,158	1,414
Digital currency sold	(107,101)	(1,328)
Deposit on equipment (i)	(16,043)	(172)
Revaluation adjustment	37,469	-
Digital currencies, March 31, 2025	$180,741	$2,201

Ethereum Classic	Amount	Number of coins

Digital currencies, March 31, 2023	$117	$5,718
Digital currency mined	1	28
Digital currency sold	-	-
Revaluation adjustment	78	-
Digital currencies, March 31, 2024	$196	$5,746

Digital currency mined	-	-
Digital currency sold	(105)	(5,373)
Revaluation adjustment	(85)	-
Digital currencies, March 31, 2025	$6	$373

The cumulative realized losses recognized during the year are $3.7 million (2024 - cumulative realized gains of $4.6 million).

In November 2024, the Company entered into an equipment purchase agreement which was amended in March 2025 to provide the Company with the right to pay for the equipment deposit using bitcoin and if the Company chose to do so it would receive the right to repurchase the bitcoin in the future for a fixed price.  On March 7, 2025, the Company issued $15 million of Bitcoin with a cost base of $16 million as a deposit on equipment and receive the right to buy back the bitcoin on either June 7, 2025 or September 5, 2025.  If the Company does not exercise the option on June 7, 2025, it loses the right to exercise the option on September 5, 2025. This option has been recorded as a derivative asset at March 31, 2025.

Subsequent to the year ended March 31, 2025, the Company on or by June 7, 2025, exercised its June 7, 2025 option and repurchased 86 BTC at the strike price of $88.

The option is re-valued each reporting period.  As at March 31, 2025, the option was revalued at $1.3 million using the Black-Scholes option pricing model with the following assumptions:

	March 7, 2025	March 31, 2025

Spot price	$87	$83
Strike price	$88	$88
Risk-free interest rate	4.245% - 4.294%	4.210% - 4.298%
Expected life (years)	0.25 - 0.5	0.18 - 0.43
Annualized volatility	54.15% - 56.59%	49.95% - 52.18%